UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A.MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2016 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--.7%
Delphi Automotive	47,617		3,092,248
Tesla Motors	14,369	a,b	2,747,353
			5,839,601
Banks--5.2%
Citigroup	209,253		8,909,993
JPMorgan Chase & Co.	329,563		19,608,998
PNC Financial Services Group	59,863		5,187,129
U.S. Bancorp	156,710		6,277,803
Wells Fargo & Co.	32,176		1,616,200
			41,600,123
Capital Goods--6.3%
Danaher	90,837		7,871,026
Honeywell International	168,392		17,378,054
Owens Corning	53,110		2,453,151
Raytheon	118,363		15,178,871
United Technologies	90,075		7,898,677
			50,779,779
Consumer Durables & Apparel--1.5%
Hanesbrands	179,636	a	5,491,473
NIKE, Cl. B	102,044		6,327,748
			11,819,221
Consumer Services--1.8%
Carnival	107,363		5,167,381
McDonald's	78,095		9,666,599
			14,833,980
Diversified Financials--7.3%
BlackRock	15,094		4,743,440
Capital One Financial	93,268		6,120,246
Charles Schwab	159,402		4,069,533
Federated Investors, Cl. B	135,225		3,419,840
Goldman Sachs Group	48,803		7,884,613

Intercontinental Exchange	28,656		7,559,453
Invesco	84,922		2,541,715
Morgan Stanley	286,692		7,419,589
Synchrony Financial	162,402	b	4,615,465
TD Ameritrade Holding	128,082		3,532,502
Voya Financial	230,854		7,059,515
			58,965,911
Energy--7.2%
EOG Resources	181,655		12,901,138
Occidental Petroleum	304,422		20,953,366
Phillips 66	96,167		7,707,785
Schlumberger	202,253		14,616,824
Valero Energy	25,724		1,745,888
			57,925,001
Exchange-Traded Funds--.0%
iShares Russell 1000 Value Index
Fund	3,773		349,719
Food & Staples Retailing--.5%
CVS Health	38,162		3,686,068
Food, Beverage & Tobacco--7.8%
Coca-Cola	139,903		6,004,637
ConAgra Foods	243,344		10,132,844
Kellogg	63,177		4,639,719
Molson Coors Brewing, Cl. B	147,368		13,333,857
Mondelez International, Cl. A	155,553		6,704,334
PepsiCo	203,315		20,189,179
Philip Morris International	15,240		1,371,752
			62,376,322
Health Care Equipment & Services--5.7%
Boston Scientific	317,227	b	5,560,989
Cardinal Health	75,250		6,123,092
Centene	47,298	b	2,935,314
Cerner	52,284	b	3,032,995
Express Scripts Holding	82,591	b	5,935,815
Medtronic	95,229		7,229,786
UnitedHealth Group	126,411		14,557,491
			45,375,482

Household & Personal Products--.8%
Estee Lauder, Cl. A	72,400		6,172,100
Insurance--3.9%
American International Group	160,996		9,093,054
Chubb	56,584		6,397,953
FNF Group	53,502		1,732,395
Hartford Financial Services Group	70,232		2,821,922
Progressive	71,589		2,237,156
Prudential Financial	129,470		9,073,258
			31,355,738
Materials--2.8%
CF Industries Holdings	124,780		3,743,400
Dow Chemical	196,728		8,262,576
Mosaic	66,665		1,606,626
Packaging Corporation of America	44,309		2,252,226
Vulcan Materials	78,217		6,898,739
			22,763,567
Media--5.5%
AMC Networks, Cl. A	71,233	b	5,185,050
CBS, Cl. B	99,325		4,717,937
Cinemark Holdings	96,796		2,854,514
Comcast, Cl. A	133,259		7,423,859
Interpublic Group of Companies	478,202		10,730,853
Omnicom Group	75,684	a	5,551,421
Time Warner	53,529		3,770,583
Viacom, Cl. B	79,799		3,642,026
			43,876,243
Pharmaceuticals, Biotech & Life Sciences--8.6%
AbbVie	137,324		7,539,088
Alexion Pharmaceuticals	34,716	b	5,066,106
Biogen	21,500	b	5,870,790
Bristol-Myers Squibb	214,686		13,344,882
Eli Lilly & Co.	112,458		8,895,428
Illumina	28,937	b	4,570,599
Merck & Co.	124,222		6,294,329
Pfizer	421,943		12,865,042
Vertex Pharmaceuticals	51,804	b	4,701,213

			69,147,477
Real Estate--.7%
Communications Sales & Leasing	302,819	c	5,817,153
Retailing--5.7%
Amazon.com	24,523	b	14,395,001
Home Depot	79,246		9,965,977
Priceline Group	5,610	b	5,974,482
Staples	191,026		1,703,952
The TJX Companies	94,305		6,718,288
Ulta Salon,Cosmetics & Fragrance	36,890	b	6,683,361
			45,441,061
Semiconductors & Semiconductor Equipment--3.1%
Applied Materials	298,672		5,271,561
Avago Technologies	38,671	a	5,170,699
Microchip Technology	173,926	a	7,793,624
Texas Instruments	120,028		6,353,082
			24,588,966
Software & Services--13.4%
Adobe Systems	56,204	b	5,009,463
Alphabet, Cl. A	16,238	b	12,362,801
Alphabet, Cl. C	17,942	b	13,330,009
Citrix Systems	80,647	b	5,682,388
Cognizant Technology Solutions,
Cl. A	96,322	b	6,098,146
Facebook, Cl. A	151,858	b	17,039,986
Fortinet	30,575	b	860,380
Intuit	47,941		4,578,845
Mobileye	28,456	a,b	772,011
Oracle	394,505		14,324,477
salesforce.com	109,713	b	7,467,067
Splunk	53,789	a,b	2,489,893
Visa, Cl. A	181,034		13,485,223
Workday, Cl. A	58,665	b	3,696,482
			107,197,171
Technology Hardware & Equipment--6.2%
Apple	310,620		30,235,751
Cisco Systems	762,692		18,144,443

HP	133,622	1,297,470
		49,677,664
Telecommunication Services--2.7%
AT&T	459,553	16,571,481
Vodafone Group, ADR	164,613	5,300,539
		21,872,020
Transportation--1.3%
Delta Air Lines	74,400	3,295,176
Union Pacific	105,279	7,580,088
		10,875,264
Utilities--.5%
NRG Yield, Cl. C	277,307	3,671,545
Total Common Stocks
(cost $701,118,476)		796,007,176

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,273,462)	1,273,462 [d]	1,273,462
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,220,350)	6,220,350 [d]	6,220,350
Total Investments (cost $708,612,288)	100.2%	803,500,988
Liabilities, Less Cash and Receivables	(.2%)	(1,577,396)
Net Assets	100.0%	801,923,592

ADR - American Depository Receipts
ETF -- Exchange-Traded Funds
REIT -- Real Estate Investment Trust

a Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was $23,253,592 and the value of the collateral held by the fund was $23,157,880, consisting of cash collateral of $6,220,350 and U.S. Government and
Agency securities valued at $16,937,530.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $94,888,700 of which $136,455,372 related to appreciated investment securities and $41,566,672 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.4
Pharmaceuticals, Biotech & Life Sciences	8.6
Food, Beverage & Tobacco	7.8
Diversified Financials	7.3
Energy	7.2
Capital Goods	6.3
Technology Hardware & Equipment	6.2
Health Care Equipment & Services	5.7
Retailing	5.7
Media	5.5
Banks	5.2
Insurance	3.9
Semiconductors & Semiconductor Equipment	3.1
Materials	2.8
Telecommunication Services	2.7
Consumer Services	1.8
Consumer Durables & Apparel	1.5
Transportation	1.3
Money Market Investments	1.0
Household & Personal Products	.8
Automobiles & Components	.7
Real Estate	.7
Food & Staples Retailing	.5
Utilities	.5
Exchange-Traded Funds	.0
100.2

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	784,414,208	-	-	784,414,208
Equity Securities - Foreign Common Stocks†	11,243,249	-	-	11,243,249
Exchange-Traded Funds	349,719	-	-	349,719
Mutual Funds	1,273,462	-	-	1,273,462

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)